Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

7.	Fair Value Measurements

The Company’s derivative liabilities during the nine months ended March 31, 2025 related to the Avenue Warrants is a level 3 liability measured at fair value.

The fair value of the Avenue Warrants at March 31, 2025, in the accompanying condensed balance sheets, was nil. The total change in the fair value of the derivative liabilities totaled approximately $3,771 and $1.8 million for the nine months ended March 31, 2025 and 2024, respectively, and approximately $7,290 and $109,000 for the three months ended March 31, 2025 and 2024, respectively; and accordingly, was recorded in the accompanying condensed statements of operations and comprehensive loss. The assumptions used in the Black Scholes model to value the derivative liabilities at March 31, 2025 included the closing stock price of $0.98 per share; for the Avenue Warrants, the exercise price of $58.20, remaining term 1.7 years, risk free rate of 3.9% and volatility of 86.0%. The Conversion Option was nil as of March 31, 2025 and June 30, 2024 as the corresponding debt matured and was repaid in December 2024.

Derivative liability – Avenue Warrants

The Avenue Warrants were not considered to be indexed to the Company’s own stock, and accordingly, were recorded as a derivative liability at fair value in the accompanying condensed balance sheets at March 31, 2025 and June 30, 2024, respectively.

The Black Scholes model was used to calculate the fair value of the derivative warrant to bifurcate the amount from the Avenue Loan amount funded. The Avenue Warrants are recorded at fair value at the date of issuance and remeasured at each subsequent reporting period end date.

Embedded derivative liability – Conversion Option

The Conversion Option was accounted for as an embedded derivative liability and required bifurcation from the Loan amount. The Black Scholes model was used to calculate the fair value of the Conversion Option to bifurcate it from the Loan.

Financial assets

As of March 31, 2025, investments in U.S. Treasury Bills were valued through use of quoted prices and are classified as Level 1. The following table presents information about our assets that are measured at fair value on a recurring basis using the above input categories.

	Fair Value Measurements at
	March 31, 2025
	Level 1	Level 2	Level 3	Total

Cash	$8,007,601	$-	$-	$8,007,601
U.S. Treasury Bills due in 3 months or less at purchase	15,144,413	-	-	15,144,413

Total	$23,152,014	$-	$-	$23,152,014

	Fair Value Measurements at
	June 30, 2024
	Level 1	Level 2	Level 3	Total

Cash	$12,763,941	$-	$-	$12,763,941
U.S. Treasury Bills due in 3 months or less at purchase	11,079,857	-	-	11,079,857

Total	$23,843,798	$-	$-	$23,843,798

8.	Fair Value Measurements

At June 30, 2024 and 2023, the estimated fair value of derivative liabilities measured on a recurring basis are as follows:

	Fair Value Measurements at
	June 30, 2024
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$-	$-	$3,771	$3,771
Derivative liability - Conversion Option	-	-	-	-
Total derivative liabilities	$-	$-	$3,771	$3,771

	Fair Value Measurements at
	June 30, 2023
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$-	$-	$894,280	$894,280
Derivative liability - Conversion option	-	-	925,762	925,762
Total derivative liabilities	$-	$-	$1,820,042	$1,820,042

The following table presents the activity for level 3 liabilities measured at fair value using unobservable inputs for the years ended June 30, 2024 and 2023:

	Derivative liability - Warrants	Derivative liability - Conversion Option
Balance at June 30, 2022	$194,531	$188,030
Additions to level 3 liabilities	-	-
Change in in fair value of level 3 liabilities	699,749	737,732
Transfer in and/or out of level 3	-	-
Balance at June 30, 2023	$894,280	$925,762
Additions to level 3 liabilities	-	-
Change in in fair value of level 3 liabilities	(890,509)	(925,762)
Transfer in and/or out of level 3	-	-
Balance at June 30, 2024	$3,771	$-

The fair values of derivative liabilities for the Avenue Warrants and Conversion Option at June 30, 2024 in the accompanying balance sheet, were approximately $3,800 and approximately zero, respectively. The total change in the fair value of the derivative liabilities totaled approximately $(1.8) million and $1.4 million for the years ended June 30, 2024, and 2023, respectively; and accordingly, was recorded in the accompanying statements of operations and comprehensive loss. The assumptions used in the Black Scholes model to value the derivative liabilities at June 30, 2024 included the closing stock price of $4.00 per share; for the Avenue Warrants, the exercise price of $58.20, remaining term 2.4 year, risk free rate of 4.6% and volatility of 82.0%; and for the Conversion Option, the conversion price of $69.80; remaining term of 5 months, risk free rate of 5.38% and volatility of 91.0%.

Derivative liability – Avenue Warrants

The Avenue Warrants were not considered to be indexed to the Company’s own stock, and accordingly, were recorded as a derivative liability at fair value in the accompanying balance sheets at June 30, 2024 and 2023.

The Black Scholes model was used to calculate the fair value of the warrant derivative to bifurcate the warrant derivative amount from the Avenue Loan amount funded. The Avenue Warrants are recorded at their fair values at the date of issuance and remeasured at each subsequent reporting period end date.

Embedded derivative liability – Conversion Option

The Conversion Option is accounted for as an embedded derivative liability and required bifurcation from the Loan amount. The Black Scholes model was used to calculate the fair value of the Conversion Option to bifurcate it from the Loan.

Financial assets

As of June 30, 2024, investments in U.S. Treasury Bills were valued through use of quoted prices and are classified as Level 1. The following table presents information about our assets that are measured at fair value on a recurring basis using the above input categories.

	Fair Value Measurements at
	June 30, 2024
	Level 1	Level 2	Level 3	Total

Cash	$12,763,941	$-	$-	$12,763,941
U.S. Treasury Bills due in 3 months or less at purchase	11,079,857	-	-	11,079,857

Total	$23,843,798	$-	$-	$23,843,798

	Fair Value Measurements at
	June 30, 2023
	Level 1	Level 2	Level 3	Total

Cash	$6,304,543	$-	$-	$6,304,543
U.S. Treasury Bills due in 3 months or less at purchase	13,156,340	-	-	13,156,340
U.S. Treasury Bills due in 3 - 6 months at purchase	14,477,726	-	-	14,477,726

Total	$33,938,609	$-	$-	$33,938,609